Organization and Business Description (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 ¥ / shares	Jul. 02, 2022
Organization and Business Description [Abstract]
Percentage of shareholders	100.00%	100.00%	100.00%
Option price | (per share)	$ 1.45	¥ 10